NON-CASH INVESTING AND FINANCING TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
NON-CASH INVESTING AND FINANCING TRANSACTIONS
NOTE 24 - NON-CASH INVESTING AND FINANCING TRANSACTIONS
Property, plant and equipment acquired through leases or financed by third parties amounted to €18 million, €66 million and €75 million for the years ended December 31, 2021, 2020 and 2019, respectively. These leases and financings are excluded from the Statement of Cash Flow as they are non-cash investing transactions.
Fair values of vested Restricted Stock Units and Performance Stock Units amounted to €15 million, €14 million and €8 million for the years ended December 31, 2021, 2020 and 2019, respectively. They are excluded from the Statement of Cash flows as non-cash financing activities.